Prepayment and other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment and other current assets

5. Prepayment and other current assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2025	2024
Prepayments and other receivable	$3,214,462	$1,785,635
Deposits	20,135,601	21,299,964
Total	$23,350,063	$23,085,599

Prepayment and other receivable mainly consist of customers’ invoices factored to a financial institution and this amount has been subsequently fully received after end of the financial year 2025 and 2024 .

Deposits were related to monetary collateral placed with various suppliers to secure credit lines for the purchase of marine fuels.